Contract costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Opening balance	$ 1,143	$ 894
Incremental costs of obtaining a contract and contract fulfillment costs	892	807
Amortization included in operating costs	(623)	(558)
Ending balance	$ 1,412	$ 1,143
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract costs, amortization period	12 months
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract costs, amortization period	95 months